Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Provision
The income tax expense (benefit) consisted of the following (in thousands):

	Year ended December 31,
	2019	2018	2017
Current income tax:
Federal	$—	$—	$—
State	703	512	151
Foreign	(2)	(52)	(24)
Total	701	460	127
Deferred income tax:
Federal	(380)	—	(326)
State	(73)	—	(53)
Foreign	1,065	(2,071)	1,330
Total	612	(2,071)	951
Income tax expense (benefit)	$1,313	$(1,611)	$1,078

Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense
The following reconciles the tax benefit computed at the statutory federal rate and the Company’s tax expense (benefit) (in thousands):

	Year ended December 31,
	2019	2018	2017
Computed expected tax benefit	$(82,833)	$(98,598)	$(139,100)
State income taxes, net of federal tax effect	483	404	65
Foreign income taxes	232	(690)	(299)
Other reconciling items	2,988	—	(344)
Permanent differences	7,007	4,406	2,008
Effect of Federal law change	—	—	166,876
Change in valuation allowance	73,436	92,867	(28,128)
Income tax expense (benefit)	$1,313	$(1,611)	$1,078

Significant Portions of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands)

	December 31,
	2019	2018
Gross deferred tax assets:
Net operating loss carryforwards	$585,783	$591,244
Deferred subscriber income	151,051	113,103
Interest expense limitation	111,682	56,381
Accrued expenses and allowances	26,683	18,766
Lease liabilities	18,773	—
Purchased intangibles and deferred financing costs	11,232	17,788
Inventory reserves	3,387	4,688
Research and development credits	41	41
Valuation allowance	(566,427)	(467,705)
Total	342,205	334,306
Gross deferred tax liabilities:
Deferred capitalized contract costs	(325,616)	(332,547)
Right of use assets	(16,355)	—
Property and equipment	(2,465)	(2,242)
Prepaid expenses	—	(613)
Total	(344,436)	(335,402)
Net deferred tax liabilities	$(2,231)	$(1,096)

Summary of Net Operating Loss Carryforwards
The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2019	2018
Net operating loss carryforwards:
Federal	$2,407,825	$2,405,380
States	1,972,170	1,656,333
Canada	10,390	19,753
Total	$4,390,385	$4,081,466